EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
The 2016 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2014 Plan	Time RSU	Time RSU
Outstanding December 31, 2015	119,634	871,649
Forfeited (*)	(15,880)	(871,649)
Vested (**)	(103,754)	-

(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
(**) As of October 1, 2016, a total of 103,754 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.

The 2016 Plan		Time RSU
Outstanding December 31, 2016		1,367,896
Forfeited (*)		(219,271)
Outstanding December 31, 2017		1,148,625
Forfeited (*)		(39,287)
Outstanding December 31, 2018		1,109,338
(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Extraordinary Plan		Time RSU
Grantes July 1, 2016		82,157
Vested (*)		(54,171)

Outstanding December 31, 2016		27,986
Forfeited (**)		(27,986)

(*) As of October 1, 2016, a total of 54,171 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
(**) RSUs are forfeited in first quarter of 2017 due to employees failing to satisfy the service conditions.

The 2017 Plan		Time RSU
Granted July 3, 2017		886,187
Forfeited (*)		(24,324)
Outstanding December 31, 2017		861,863
Forfeited (*)		(46,170)
Outstanding December 31, 2018		815,693

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2018 Plan		Time RSU
Outstanding December 31, 2018		1,060,220

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Grant [member] | Subsidiaries [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The 2014 Plan	Time RSU				Performance RSU
Country	Balance as of December 31, 2015	Forfeited	Vested	Balance December 31, 2016	Balance as of December 31, 2015	Forfeited	Balance December 31, 2016
Argentina	6,095	(1,099)	(4,996)	-	18,229	(18,229)	-
Brazil	49,564	(13,510)	(36,054)	-	306,743	(306,743)	-
Chile	4,925	(1)	(4,924)	-	48,345	(48,345)	-
Spain	15,183	49	(15,232)	-	94,371	(94,371)	-
France	2,060	(2,060)	-	-	3,845	(3,845)	-
Guatemala	1,024	(1)	(1,023)	-	1,911	(1,911)	-
Mexico	22,933	(13,192)	(9,741)	-	102,938	(102,938)	-
Morocco	1,468	-	(1,468)	-	2,742	(2,742)	-
Peru	2,602	1,097	(3,699)	-	8,096	(8,096)	-
United States	13,780	12,837	(26,617)	-	284,429	(284,429)	-
Total	119,634	(15,880)	(103,754)	-	871,649	(871,649)	-

The 2016 Plan	Time RSU
Country	Balance as of December 31, 2016	Forfeited	Balance December 31, 2017	Forfeited	Balance December 31, 2018
Argentina	21,981	(5,458)	16,523	14,592	31,115
Brazil	214,764	(13,715)	201,049	(23,348)	177,701
Chile	67,395	(5,870)	61,525	(3,392)	58,133
Colombia	10,940	-	10,940	-	10,940
Spain	124,761	(23,271)	101,490	54,063	155,553
Guatemala	-	(798)	798	-	798
Mexico	143,052	(35,557)	107,495	(70,732)	36,763
Peru	16,462	(11,176)	5,286	3,392	8,678
United States	768,541	(125,022)	643,519	(13,862)	629,657
Total	1,367,896	(219,271)	1,148,625	(39,287)	1,109,338

The 2016 Extraordinary Plan	Time RSU
Country	Balance as of December 31, 2016	Granted	Vested	Forfeited
United States	-	82,157	(54,171)	(27,986)
Total	-	82,157	(54,171)	(27,986)

The 2017 Plan
	Time RSU
Country	Balance as of December 31, 2017	Forfeited	Balance December 31, 2018
Brazil	117,667	(46,170)	71,497
Chile	66,028	-	66,028
Spain	69,398	-	69,398
United States	608,770	-	608,770
Total	861,863	(46,170)	815,693

The 2018 Plan
			Time RSU
Country			Balance December 31, 2018
Argentina			27,244
Brazil			282,743
Chile			70,009
Colombia			21,049
Spain			105,168
Mexico			60,736
Peru			20,306
United States			472,965
Total			1,060,220

Market approach [member] | The 2014 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU		Performance RSU
	Time RSU	Time RSU	Adj. EBITDA	TSR 1	TSR 2	Comments

Variable
Stock price (USD)	11.06	11.06	11.06	11.06	11.06	Stock price of Atento S.A. in USD at grant date December 3, 2014
Strike price (USD)	0.01	0.01	0.01	19.97	27.74	Value close to nil will be paid
Time (years)	1	2	3	3	3	Time to vest as per the contract
Risk free rate	18.00%	0.57%	1.04%	1.04%	1.04%	USD risk free rate obtained from Bloomberg
Expected volatility	4.11%	4.11%	4.11%	4.11%	4.11%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	2.00%	2.00%	2.00%	2.00%	2.00%	Assumption is made to set dividend yield at 2% because 1) there will be a limited ability to pay dividends in the near term and 2) it is in line with the dividend yield of the main competitors
Value RSU in USD	10.83	10.62	10.41	0	0

Market approach [member] | The 2016 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU	Comments

Variable
Stock price (USD)	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	0.86%	USD risk free rate obtained from Bloomberg
Expected volatility	24.40%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06

	Time RSU	Time RSU	Comments

Variable
Stock price (USD)	9.07	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	0.01	For valuation purposes set to 0.01
Time (years)	0.25	1.5	Time to vest as per the contract
Risk free rate	18.00%	85.00%	USD risk free rate obtained from Bloomberg
Expected volatility	36.29%	36.87%	Volatility based on shares prices from Atento S.A.
Dividend yield	0.01%	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06	9.06

Market approach [member] | The 2017 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU	Comments

Variable
Stock price (USD)	11	Stock price of Atento S.A. in USD at grant date July 3, 2017
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	1.51%	USD risk free rate obtained from Bloomberg
Expected volatility	24.83%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	10.99

Market approach [member] | The 2018 Grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of fair value measurement of equity [text block]
	Time RSU	Comments

Variable
Stock price (USD)	7	Stock price of Atento S.A. in USD at grant date July 2, 2018
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	2.60%	USD risk free rate obtained from Bloomberg
Expected volatility	23.05%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	6,989